Investments in Associates and Joint Arrangements - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Wordline Argentina SA [member]
Disclosure of associates [line items]
Investment carrying amount recognized in net income	$ 112,372	$ 107,907	$ 79,066
Percentage of interest	50.00%
Gestiva SA [member]
Disclosure of associates [line items]
Percentage of interest in UTE	5.00%
Investment carrying amount remaining after adaption agreement	$ 1,157	4,164
Associates [member]
Disclosure of associates [line items]
Investment carrying amount recognized in net income	$ 653	$ 254	$ 665